Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments	The realized and unrealized (loss)/gain on the oil and gas derivative instruments is comprised of the following:

	Nine months ended September 30,
	2023	2022
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	64,809	(29,034)
Realized gain on FLNG Hilli’s oil derivative instrument	50,592	82,890
Realized gain on FLNG Hilli’s gas derivative instrument	30,986	100,840
Realized gain on oil and gas derivative instruments, net	146,387	154,696

Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 17)	(109,703)	309,375
Unrealized MTM adjustment on commodity swap derivatives	(43,639)	16,411
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 17)	(4,407)	36,186
Unrealized (loss)/gain on oil and gas derivative instruments	(157,749)	361,972

Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668